Accounts receivable net (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Less: allowance for doubtful accounts	$ (35,952)		$ (29,644)
Accounts receivable	1,386		2,864
Current
Accounts receivable	422		1,175
1 - 30 Days Past Due
Accounts receivable	397		603
31 - 60 Days Past Due
Accounts receivable	224		548
61 - 90 Days Past Due
Accounts receivable	183		341
Greater Than or Equal to 91 Days
Accounts receivable	160		197
Past Due
Accounts receivable	964		$ 1,689
ZHEJIANG TIANLAN
Accounts receivable | ¥		¥ 135,056		¥ 128,235
ZHEJIANG TIANLAN | Within 1 year
Accounts receivable | ¥		100,254		121,658
ZHEJIANG TIANLAN | 1year - 2 years Member
Accounts receivable | ¥		30,292		31,499
ZHEJIANG TIANLAN | 2years - 3 years Member
Accounts receivable | ¥		10,701		3,140
ZHEJIANG TIANLAN | 3years - 4 years Member
Accounts receivable | ¥		3,515		699
ZHEJIANG TIANLAN | 4years - 5 years Member
Accounts receivable | ¥		¥ 456		¥ 883
ZHEJIANG TIANLAN | Over five Years
Accounts receivable	$ 25,790